Related Party Transactions - Summary of Related Party Costs (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party costs, Incurred	$ 1,101,892	$ 1,396,315	$ 2,434,773
Related party costs, Paid	1,086,642	1,570,876	2,517,911
Due to affiliates	424,980	409,730	584,291
Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates	424,980	409,730	584,291
Transfer Agent fees
Related Party Transaction [Line Items]
Related party costs, Incurred	1,101,892	1,242,655	967,341
Related party costs, Paid	1,086,642	1,260,896	916,349
Transfer Agent fees | Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates	84,001	68,751	86,992
Transfer Agent expenses
Related Party Transaction [Line Items]
Related party costs, Incurred		100,000	150,000
Related party costs, Paid		100,000	150,000
Stockholder servicing fee
Related Party Transaction [Line Items]
Related party costs, Incurred		53,660	161,545
Related party costs, Paid		209,980	636,654
Stockholder servicing fee | Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates			156,320
Other
Related Party Transaction [Line Items]
Related party costs, Incurred			1,155,887
Related party costs, Paid			814,908
Due to affiliates		340,979
Other | Dealer Manager
Related Party Transaction [Line Items]
Due to affiliates	$ 340,979	$ 340,979	$ 340,979